Hewlett-Packard Company 3000 Hanover Street Mail Stop 1050 Palo Alto, CA 94304 www.hp.com

December 15, 2010 VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

David Ritenour Vice President and Associate General Counsel Tel +1 650 857 3059 Fax +1 650 857 4837 david.ritenour@hp.com

Ladies and Gentlemen:

Attached for electronic filing with the U.S. Securities and Exchange Commission is the Annual Report on Form 10-K of Hewlett-Packard Company for the fiscal year ended October 31, 2010.

Please contact me if you have any questions or comments about this filing.

Very truly yours,

/s/ David Ritenour

David Ritenour